Accounts Receivable, Net (Details)		12 Months Ended
	Apr. 01, 2023 HKD ($)	Mar. 31, 2025 HKD ($)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 HKD ($)	Mar. 31, 2023 HKD ($)
Accounts Receivable, Net [Line Items]
Cumulative-effect adjustment				$ 189,671
Recovery for doubtful accounts		$ 581	$ 75	88,578	$ 142,194
Uncollectible receivables				$ 140,641
ASU No. 2016-13 [Member]
Accounts Receivable, Net [Line Items]
Cumulative-effect adjustment	$ (189,671)